Borrowings and Other Financial Liabilities - Detailed Information about Project Finance Facility (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 4,175,240	$ 4,146,601
Fair Value	4,565,677
International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	768,002
Fair Value	$ 899,021
Original Term	15 years
14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 871,491
Fair Value	$ 949,936
Original Term	14 years
13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 271,408
Fair Value	$ 307,439
Original Term	13 years
MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 676,157
Fair Value	$ 735,065
Original Term	12 years
Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying Value	$ 1,588,182
Fair Value	$ 1,674,216
Original Term	12 years
Interest rate post completion [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.78%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.65%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.30%
Interest rate post completion [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.65%
Annual interest rate, basis	LIBOR
Interest rate post completion [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	4.40%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | International Financial Institutions A Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.78%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | 14 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.65%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | 13 years export credit agencies loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.30%
Interest rate pre completion [member] | MIGA Insured Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	2.65%
Annual interest rate, basis	LIBOR
Interest rate pre completion [member] | Commercial Banks B Loan [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate, adjustment to basis	3.40%
Annual interest rate, basis	LIBOR
Carrying Value	$ 50,000
Borrowings maturity	15-year loan at A Loan rate